Benefit Plans, Estimated Future Benefit Payments and Change in Obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assumptions used to determine net periodic pension expense [Abstract]
Rabbi Trust	$ 5,600,000	$ 5,700,000
Retirement Plan [Member]
Estimated future benefit payments [Abstract]
2016	1,738,000
2017	1,754,000
2018	1,788,000
2019	1,829,000
2020	1,867,000
2021 - 2025	$ 9,554,000
Assumptions used to determine benefit obligation [Abstract]
Discount rate	4.55%	4.03%	5.08%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	4.03%	5.08%	4.07%
Expected long-term rate of return on assets	6.50%	6.50%	6.50%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 33,700,000
Service cost	60,000	$ 58,000	$ 69,000
Interest cost	1,329,000	1,374,000	$ 1,273,000
Benefits paid	(1,676,000)	(1,751,000)
Net actuarial (gain) loss	(2,486,000)	6,159,000
Accumulated benefit obligation at end of year	30,900,000	$ 33,700,000
Post-Retirement Benefits Plan [Member]
Estimated future benefit payments [Abstract]
2016	87,000
2017	91,000
2018	103,000
2019	117,000
2020	130,000
2021 - 2025	$ 989,000
Assumptions used to determine benefit obligation [Abstract]
Discount rate	4.55%	4.03%	5.08%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate	4.03%	5.08%	4.07%
Expected long-term rate of return on assets	3.75%	3.75%	3.30%
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	$ 6,455,000	$ 2,513,000
Service cost	165,000	100,000	$ 50,000
Interest cost	268,000	217,000	101,000
Plan amendments	0	1,811,000
Benefits paid	(85,000)	(83,000)
Net actuarial (gain) loss	(1,369,000)	1,897,000
Accumulated benefit obligation at end of year	5,434,000	6,455,000	2,513,000
Supplementary Pension Plan [Member]
Assumptions used to determine net periodic pension expense [Abstract]
Accumulated benefit obligation	5,600,000	5,600,000
Plan expense	$ 1,000,000	$ 1,500,000	$ 1,300